Schedule of Investments (unaudited) July 31, 2019	iShares® International High Yield Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Corporate Bonds & Notes

Austria — 0.3%
Raiffeisenlandesbank Niederoesterreich-Wien AG, 5.88%, 11/27/23(a)	EUR	100	$126,290

Belgium — 0.6%
Telenet Finance Luxembourg Notes Sarl, 3.50%, 03/01/28 (Call 12/01/22)(a)	EUR	200	234,816

Canada — 1.8%
Baytex Energy Corp., 6.63%, 07/19/22 (Call 07/19/20)	CAD	75	57,168
Bombardier Inc., 6.13%, 05/15/21(a)	EUR	100	119,670
Brookfield Residential Properties Inc., 6.13%, 05/15/23 (Call 05/15/20)(a)	CAD	50	38,957
Cott Corp., 5.50%, 07/01/24 (Call 07/01/20)(a)	EUR	100	115,891
Iron Mountain Canada Operations ULC, 5.38%, 09/15/23 (Call 09/15/19)(a)	CAD	50	38,952
Mattamy Group Corp., 6.50%, 10/01/25 (Call 10/01/20)(b)	CAD	25	19,812
Parkland Fuel Corp.
5.63%, 05/09/25 (Call 05/09/20)	CAD	150	117,406
5.75%, 09/16/24 (Call 09/16/19)	CAD	100	78,437
Postmedia Network Inc., 8.25%, 07/15/21 (Call 08/30/19)(b)	CAD	3	1,929
Quebecor Media Inc., 6.63%, 01/15/23(b)	CAD	100	82,055
Southern Pacific Resource Corp., 8.75%, 01/25/18(b)(c)(d)	CAD	50	4
Videotron Ltd.
5.63%, 06/15/25 (Call 03/15/25)	CAD	50	40,970
5.75%, 01/15/26 (Call 09/15/20)(a)	CAD	50	40,099

			751,350

Denmark — 0.9%
DKT Finance ApS, 7.00%, 06/17/23 (Call 06/17/20)(a)	EUR	100	121,163
TDC AS
5.00%, 03/02/22	EUR	100	124,132
6.88%, 02/23/23(a)	GBP	100	140,313

			385,608

Finland — 1.9%
Nokia OYJ
1.00%, 03/15/21 (Call 02/15/21)(a)	EUR	100	113,104
2.00%, 03/15/24 (Call 12/15/23)(a)	EUR	100	118,389
2.00%, 03/11/26 (Call 12/11/25)(a)	EUR	150	175,225
Teollisuuden Voima OYJ
2.13%, 02/04/25 (Call 11/04/24)(a)	EUR	100	117,616
2.50%, 03/17/21(a)	EUR	100	115,764
2.63%, 01/13/23(a)	EUR	100	119,385

			759,483

France — 10.8%
Altice France SA/France
5.63%, 05/15/24 (Call 05/15/20)(a)	EUR	120	138,358
5.88%, 02/01/27 (Call 02/01/22)(a)	EUR	150	182,876
Casino Guichard Perrachon SA
1.87%, 06/13/22 (Call 03/13/22)(a)	EUR	200	184,535
3.58%, 02/07/25 (Call 11/07/24)(a)	EUR	200	180,598
4.50%, 03/07/24 (Call 12/04/23)(a)	EUR	100	94,755
4.56%, 01/25/23(a)	EUR	100	96,733
5.98%, 05/26/21(a)	EUR	100	105,878
CMA CGM SA
5.25%, 01/15/25 (Call 10/15/20)(a)	EUR	200	170,489
7.75%, 01/15/21 (Call 01/15/20)(a)	EUR	100	103,367
Elis SA
1.75%, 04/11/24 (Call 01/11/24)(a)	EUR	100	116,351
2.88%, 02/15/26 (Call 11/15/25)(a)	EUR	100	121,432

Security		Par (000)	Value

France (continued)
Europcar Mobility Group, 4.13%, 11/15/24 (Call 11/15/20)(a)	EUR	200	$233,033
Faurecia SE
2.63%, 06/15/25 (Call 06/15/21)(a)	EUR	150	174,022
3.13%, 06/15/26 (Call 06/15/22)(a)	EUR	100	117,311
3.63%, 06/15/23 (Call 06/15/20)(a)	EUR	100	113,269
La Financiere Atalian SASU, 4.00%, 05/15/24 (Call 05/15/20)(a)	EUR	100	77,938
Loxam SAS
3.25%, 01/14/25 (Call 07/15/21)(a)	EUR	100	112,078
3.50%, 05/03/23 (Call 08/12/19)(a)	EUR	100	113,331
5.75%, 07/15/27 (Call 07/15/22)(a)	EUR	100	112,467
6.00%, 04/15/25 (Call 04/15/20)(a)	EUR	100	116,611
Orano SA
3.13%, 03/20/23 (Call 12/20/22)(a)	EUR	100	119,919
3.25%, 09/04/20(a)	EUR	100	114,913
3.38%, 04/23/26 (Call 01/23/26)(a)	EUR	100	119,037
3.50%, 03/22/21(a)	EUR	100	117,223
4.88%, 09/23/24	EUR	200	261,074
Rexel SA
2.13%, 06/15/25 (Call 12/15/20)(a)	EUR	150	171,542
2.75%, 06/15/26 (Call 06/15/22)(a)	EUR	100	116,326
SPCM SA, 2.88%, 06/15/23 (Call 06/15/20)(a)	EUR	100	112,240
SPIE SA
2.63%, 06/18/26 (Call 12/18/25)(a)	EUR	100	114,947
3.13%, 03/22/24 (Call 09/22/23)(a)	EUR	100	120,628
Synlab Unsecured Bondco PLC, 8.25%, 07/01/23 (Call 07/01/20)(a)	EUR	150	174,294
Vallourec SA
2.25%, 09/30/24(a)	EUR	100	82,461
6.63%, 10/15/22 (Call 10/15/20)(a)	EUR	100	103,962

			4,393,998

Germany — 9.1%
ADLER Real Estate AG
1.50%, 12/06/21 (Call 11/06/21)(a)	EUR	100	114,248
1.50%, 04/17/22 (Call 03/17/22)(a)	EUR	100	114,308
3.00%, 04/27/26 (Call 02/27/26)(a)	EUR	100	119,725
Deutsche Bank AG
2.75%, 02/17/25(a)	EUR	225	254,095
4.50%, 05/19/26(a)	EUR	100	121,451
Deutsche Lufthansa AG, 5.13%, 08/12/75 (Call 02/12/21)(a)(e)	EUR	100	117,920
K+S AG
2.63%, 04/06/23 (Call 01/06/23)(a)	EUR	100	118,892
3.25%, 07/18/24 (Call 04/18/24)(a)	EUR	100	120,881
4.13%, 12/06/21(a)	EUR	200	242,462
LANXESS AG, 4.50%, 12/06/76 (Call 06/06/23)(a)(e)	EUR	75	91,797
METRO AG
1.38%, 10/28/21(a)	EUR	100	114,515
1.50%, 03/19/25(a)	EUR	100	110,670
Nidda BondCo GmbH, 5.00%, 09/30/25 (Call 09/30/20)(a)	EUR	100	112,022
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24 (Call 09/30/20)(a)	EUR	100	115,478
ProGroup AG, 3.00%, 03/31/26 ( 03/31/21)(a)	EUR	100	115,497
RWE AG
2.75%, 04/21/75 (Call 10/21/20)(a)(e)	EUR	125	142,283
3.50%, 04/21/75 (Call 04/21/25)(a)(e)	EUR	50	59,407
thyssenkrupp AG
1.38%, 03/03/22 (Call 12/03/21)(a)	EUR	250	283,674
1.75%, 11/25/20 (Call 08/25/20)(a)	EUR	250	282,749
2.88%, 02/22/24 (Call 11/22/23)(a)	EUR	400	465,536
Unitymedia GmbH, 3.75%, 01/15/27 (Call 01/15/21)(a)	EUR	100	118,399

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® International High Yield Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
3.50%, 01/15/27 (Call 01/15/21)(a)	EUR	100	$118,107
4.00%, 01/15/25 (Call 01/15/20)(a)	EUR	100	115,412
4.63%, 02/15/26 (Call 02/15/21)(a)	EUR	90	108,593

			3,678,121

Greece — 1.1%
National Bank of Greece SA, 8.25%, 07/18/29 (Call 07/18/24)(a)(e)	EUR	100	115,480
OTE PLC, 3.50%, 07/09/20(a)	EUR	175	200,527
Piraeus Group Finance PLC, 9.75%, 06/26/29 (Call 06/26/24)(a)(e)	EUR	100	113,089

			429,096

Ireland — 3.6%
Allied Irish Banks PLC, 4.13%, 11/26/25 (Call 11/26/20)(a)(e)	EUR	100	116,519
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
2.75%, 03/15/24 ( 03/15/20)(a)	EUR	100	114,015
4.13%, 05/15/23 (Call 05/15/20)(a)	EUR	200	227,980
4.75%, 07/15/27 (Call 07/15/22)(a)	GBP	100	123,829
Bank of Ireland Group PLC, 3.13%, 09/19/27 (Call 09/19/22)(a)(e)	GBP	100	120,712
James Hardie International Finance DAC, 3.63%, 10/01/26 (Call 10/01/21)(a)	EUR	100	118,216
Smurfit Kappa Acquisitions ULC
2.38%, 02/01/24 (Call 11/01/23)(a)	EUR	100	119,552
2.88%, 01/15/26(a)	EUR	225	272,166
3.25%, 06/01/21 (Call 03/10/21)(a)	EUR	100	116,949
Virgin Media Receivables Financing Notes II DAC, 5.75%, 04/15/23 (Call 09/15/19)(a)	GBP	100	126,311

			1,456,249

Israel — 2.2%
Teva Pharmaceutical Finance Netherlands II BV
1.13%, 10/15/24(a)	EUR	300	270,567
1.25%, 03/31/23 (Call 12/31/22)(a)	EUR	300	292,004
1.63%, 10/15/28(a)	EUR	150	121,592
1.88%, 03/31/27 (Call 12/31/26)(a)	EUR	100	85,197
4.50%, 03/01/25 (Call 12/01/24)	EUR	100	103,462

			872,822

Italy — 17.7%
Banca IFIS SpA, 2.00%, 04/24/23(a)	EUR	100	107,664
Banca Monte dei Paschi di Siena SpA
5.38%, 01/18/28 (Call 01/18/23)(a)(e)	EUR	100	73,150
10.50%, 07/23/29(a)	EUR	100	102,767
Banca Popolare di Sondrio SCPA, 2.38%, 04/03/24(a)	EUR	100	111,009
Banco BPM SpA
1.75%, 04/24/23(a)	EUR	100	111,804
2.50%, 06/21/24(a)	EUR	100	113,601
2.75%, 07/27/20(a)	EUR	275	313,722
4.38%, 09/21/27 (Call 09/21/22)(a)(e)	EUR	100	111,564
6.00%, 11/05/20(a)	EUR	100	116,964
6.38%, 05/31/21(a)	EUR	100	119,979
BPER Banca, 5.13%, 05/31/27 (Call 05/31/22)(a)(e)	EUR	100	115,195
Fiat Chrysler Finance Europe SA
4.75%, 03/22/21(a)	EUR	150	179,540
4.75%, 07/15/22(a)	EUR	300	377,726
Iccrea Banca SpA, 1.50%, 10/11/22(a)	EUR	100	112,987
International Game Technology PLC, 3.50%, 06/15/26 (Call 06/15/22)(a)	EUR	150	176,150

Security		Par (000)	Value

Italy (continued)
Intesa Sanpaolo SpA
3.93%, 09/15/26(a)	EUR	175	$214,797
5.15%, 07/16/20	EUR	150	174,647
6.63%, 09/13/23(a)	EUR	300	403,884
Leonardo SpA
1.50%, 06/07/24 (Call 03/07/24)(a)	EUR	125	144,575
4.50%, 01/19/21	EUR	100	118,548
5.25%, 01/21/22	EUR	100	125,297
Mediobanca Banca di Credito Finanziario SpA
3.75%, 06/16/26	EUR	75	89,471
5.00%, 11/15/20	EUR	100	117,532
5.75%, 04/18/23	EUR	50	63,715
Rossini Sarl, 6.75%, 10/30/25 (Call 10/30/21)(a)	EUR	100	120,322
Saipem Finance International BV
2.75%, 04/05/22(a)	EUR	100	118,155
3.00%, 03/08/21(a)	EUR	100	116,133
3.75%, 09/08/23(a)	EUR	100	124,404
Salini Impregilo SpA, 1.75%, 10/26/24(a)	EUR	150	141,658
Telecom Italia SpA/Milano
2.38%, 10/12/27 (Call 07/12/27)(a)	EUR	200	223,124
2.50%, 07/19/23(a)	EUR	100	116,409
2.88%, 01/28/26 (Call 10/28/25)(a)	EUR	100	115,769
3.25%, 01/16/23(a)	EUR	150	180,059
3.63%, 01/19/24(a)	EUR	100	120,929
3.63%, 05/25/26(a)	EUR	100	121,073
4.00%, 04/11/24 (Call 01/11/24)(a)	EUR	125	152,453
4.88%, 09/25/20(a)	EUR	100	117,604
5.25%, 02/10/22(a)	EUR	100	124,982
Unione di Banche Italiane SpA
4.25%, 05/05/26 (Call 05/05/21)(a)(e)	EUR	200	228,202
4.38%, 07/12/29 ( 07/12/24)(a)(e)	EUR	150	167,665
5.88%, 03/04/29 (Call 03/04/24)(a)(e)	EUR	150	177,081
Unipol Gruppo SpA
3.00%, 03/18/25(a)	EUR	175	203,651
3.50%, 11/29/27 (Call 08/29/27)(a)	EUR	100	117,384
UnipolSai Assicurazioni SpA, 3.88%, 03/01/28(a)	EUR	100	109,152
Wind Tre SpA
2.63%, 01/20/23 (Call 11/03/19)(a)	EUR	200	225,087
3.13%, 01/20/25 (Call 11/03/20)(a)	EUR	300	337,284

			7,154,868

Japan — 2.9%
SoftBank Group Corp.
3.13%, 09/19/25 (Call 06/21/25)(a)	EUR	250	292,081
4.00%, 07/30/22 (Call 04/30/22)(a)	EUR	200	243,538
4.00%, 09/19/29 ( 06/21/29)(a)	EUR	100	120,007
4.50%, 04/20/25 (Call 01/20/25)(a)	EUR	100	125,694
5.00%, 04/15/28 (Call 01/16/28)(a)	EUR	300	387,143

			1,168,463

Luxembourg — 3.4%
Altice Financing SA, 5.25%, 02/15/23 (Call 02/15/20)(a)	EUR	100	114,756
Altice Finco SA, 4.75%, 01/15/28 (Call 10/15/22)(a)	EUR	100	100,906
Altice Luxembourg SA
6.25%, 02/15/25 (Call 02/15/20)(a)	EUR	200	229,583
7.25%, 05/15/22 (Call 05/15/20)(a)	EUR	86	97,695
8.00%, 05/15/27 (Call 05/15/22)(a)	EUR	150	173,573
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22 (Call 11/01/19)(a)	GBP	100	112,382
INEOS Finance PLC, 2.13%, 11/15/25 (Call 11/15/20)(a)	EUR	100	108,924
INEOS Group Holdings SA, 5.38%, 08/01/24 (Call 08/01/19)(a)	EUR	100	113,621

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® International High Yield Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Luxembourg (continued)
Matterhorn Telecom SA
3.88%, 05/01/22 (Call 05/01/20)(a)	EUR	200	$224,873
4.00%, 11/15/27 (Call 11/15/22)(a)	EUR	100	113,266

			1,389,579

Netherlands — 5.5%
Axalta Coating Systems LLC, 4.25%, 08/15/24 (Call 08/15/19)(a)	EUR	100	114,860
Constellium SE, 4.25%, 02/15/26 (Call 11/15/20)(a)	EUR	100	116,386
InterXion Holding NV, 4.75%, 06/15/25 (Call 06/15/21)(a)	EUR	250	302,745
Lincoln Financing SARL, 3.63%, 04/01/24 (Call 10/01/20)(a)	EUR	100	114,517
OCI NV, 5.00%, 04/15/23 (Call 04/15/20)(a)	EUR	100	116,955
Saipem Finance International BV, 2.63%, 01/07/25(a)	EUR	100	117,438
Selecta Group BV, 5.88%, 02/01/24 (Call 02/01/20)(a)	EUR	100	115,449
Sigma Holdco BV, 5.75%, 05/15/26 (Call 05/15/21)(a)	EUR	100	106,500
SNS Bank NV, 6.25%, 10/26/20(d)	EUR	50	—
Starfruit Finco BV/Starfruit U.S. Holdco LLC, 6.50%, 10/01/26 (Call 10/01/21)(a)	EUR	100	110,850
United Group BV, 4.88%, 07/01/24 (Call 07/01/20)(a)	EUR	100	115,810
UPC Holding BV, 3.88%, 06/15/29 (Call 06/15/22)(a)	EUR	200	236,128
UPCB Finance VII Ltd., 3.63%, 06/15/29 (Call 06/15/22)(a)	EUR	100	118,675
Ziggo Bond Co. BV, 4.63%, 01/15/25 (Call 01/15/20)(a)	EUR	150	172,109
Ziggo BV
3.75%, 01/15/25 (Call 01/15/20)(a)	EUR	100	114,761
4.25%, 01/15/27 (Call 01/15/22)(a)	EUR	200	238,583

			2,211,766

Portugal — 1.5%
Banco Comercial Portugues SA, 4.50%, 12/07/27 (Call 12/07/22)(a)(e)	EUR	100	115,124
Caixa Geral de Depositos SA, 5.75%, 06/28/28 (Call 06/28/23)(a)(e)	EUR	100	124,352
EDP — Energias de Portugal SA
4.50%, 04/30/79 (Call 01/30/24)(a)(e)	EUR	200	245,623
5.38%, 09/16/75 (Call 03/16/21)(a)(e)	EUR	100	119,639

			604,738

Spain — 5.1%
Banco de Sabadell SA
5.38%, 12/12/28 (Call 12/12/23)(a)(e)	EUR	100	123,600
5.63%, 05/06/26(a)	EUR	100	129,222
Bankia SA
3.38%, 03/15/27 (Call 03/15/22)(a)(e)	EUR	100	118,024
3.75%, 02/15/29 (Call 02/15/24)(a)(e)	EUR	200	239,373
Cellnex Telecom SA
2.38%, 01/16/24 (Call 10/16/23)(a)	EUR	100	118,412
2.88%, 04/18/25 (Call 01/18/25)(a)	EUR	100	121,971
3.13%, 07/27/22(a)	EUR	100	120,283
Cirsa Finance International Sarl
4.75%, 05/22/25 (Call 05/07/21)(a)	EUR	100	117,720
6.25%, 12/20/23 (Call 06/20/20)(a)	EUR	100	119,799
Distribuidora Internacional de Alimentacion SA, 0.88%, 04/06/23 (Call 01/06/23)(a)	EUR	100	64,021
El Corte Ingles SA, 3.00%, 03/15/24 (Call 10/15/20)(a)	EUR	100	116,680
Gestamp Automocion SA, 3.25%, 04/30/26 (Call 04/30/21)(a)	EUR	100	109,051
Grifols SA, 3.20%, 05/01/25 (Call 05/01/20)(a)	EUR	200	229,010
Grupo Isolux Corsan SA, Series B, 6.00%, 12/30/21 (Call 08/30/19)(c)	EUR	141	78
Liberbank SA, 6.88%, 03/14/27 (Call 03/14/22)(a)(e)	EUR	100	120,834
Repsol International Finance BV, 4.50%, 03/25/75 (Call 03/25/25)(a)(e)	EUR	175	221,206

			2,069,284

Security		Par (000)	Value

Sweden — 3.7%
Akelius Residential Property AB, 3.88%, 10/05/78 (Call 10/05/23)(a)(e)	EUR	100	$117,858
Fastighets AB Balder, 3.00%, 03/07/78 (Call 03/07/23)(a)(e)	EUR	100	112,395
Intrum AB
2.75%, 07/15/22 (Call 07/15/20)(a)	EUR	200	224,211
3.13%, 07/15/24 (Call 07/15/20)(a)	EUR	200	225,766
Telefonaktiebolaget LM Ericsson
0.88%, 03/01/21(a)	EUR	100	112,768
Series 7Y, 1.88%, 03/01/24(a)	EUR	100	117,615
Verisure Midholding AB, 5.75%, 12/01/23 (Call 12/01/19)(a)	EUR	200	229,460
Volvo Car AB
2.00%, 01/24/25 (Call 10/24/24)(a)	EUR	200	226,888
3.25%, 05/18/21(a)	EUR	100	117,196

			1,484,157

Switzerland — 0.8%
Dufry Finance SCA, 4.50%, 08/01/23 (Call 08/01/19)(a)	EUR	100	113,947
Dufry One BV, 2.50%, 10/15/24 (Call 10/15/20)(a)	EUR	200	229,891

			343,838

United Kingdom — 7.0%
Algeco Global Finance PLC, 6.50%, 02/15/23 (Call 02/15/20)(a)	EUR	100	116,016
Ardonagh Midco 3 PLC, 8.38%, 07/15/23 (Call 07/15/20)(a)	GBP	100	112,950
Arqiva Broadcast Finance PLC, 6.75%, 09/30/23 (Call 09/30/20)(a)	GBP	150	196,455
Cabot Financial Luxembourg SA, 7.50%, 10/01/23 (Call 10/01/19)(a)	GBP	100	126,912
Centrica PLC, 3.00%, 04/10/76 (Call 04/10/21)(a)(e)	EUR	150	168,544
eG Global Finance PLC, 4.38%, 02/07/25 (Call 05/15/21)(a)	EUR	125	138,535
Fiat Chrysler Automobiles NV, 3.75%, 03/29/24(a)	EUR	200	249,724
Heathrow Finance PLC, 3.88%, 03/01/27(a)	GBP	100	121,810
INEOS Finance PLC, 2.88%, 05/01/26 (Call 05/01/22)(a)	EUR	100	112,374
Jaguar Land Rover Automotive PLC
2.20%, 01/15/24(a)	EUR	100	94,021
2.75%, 01/24/21(a)	GBP	100	116,592
4.50%, 01/15/26(a)	EUR	150	144,788
Merlin Entertainments PLC, 2.75%, 03/15/22 (Call 12/15/21)(a)	EUR	150	175,519
New Look Secured Issuer PLC, 6.50%, 07/01/22 (Call 06/24/20)(a)(c)	GBP	25	9,030
Playtech PLC, 4.25%, 03/07/26 (Call 03/07/22)(a)	EUR	100	118,320
Thomas Cook Finance 2 PLC, 3.88%, 07/15/23 (Call 01/15/20)(a)	EUR	100	29,830
Thomas Cook Group PLC, 6.25%, 06/15/22 (Call 06/15/20)(a)	EUR	100	30,619
Virgin Media Finance PLC, 4.50%, 01/15/25 (Call 01/15/20)(a)	EUR	100	115,182
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24 (Call 09/15/19)(a)	GBP	100	125,919
Virgin Media Secured Finance PLC
4.88%, 01/15/27 (Call 01/15/21)(a)	GBP	100	126,334
5.25%, 05/15/29 (Call 05/15/24)(a)	GBP	100	127,992
6.00%, 01/15/25 (Call 01/15/21)(a)(f)	GBP	100	136,342
6.25%, 03/28/29 (Call 01/15/21)(a)	GBP	100	129,431

			2,823,239

United States — 17.9%
Adient Global Holdings Ltd., 3.50%, 08/15/24 (Call 05/15/24)(a)	EUR	175	156,682
AMC Entertainment Holdings Inc., 6.38%, 11/15/24 (Call 11/15/19)	GBP	100	119,012
Aramark International Finance Sarl, 3.13%, 04/01/25 (Call 04/01/20)(a)	EUR	100	114,945
Avantor Inc., 4.75%, 10/01/24 (Call 10/01/20)(a)	EUR	100	119,135

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® International High Yield Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Avis Budget Finance PLC, 4.75%, 01/30/26 (Call 09/30/21)(a)	EUR	100	$117,890
Ball Corp.
3.50%, 12/15/20	EUR	100	116,467
4.38%, 12/15/23	EUR	100	129,836
Bausch Health Companies Inc., 4.50%, 05/15/23 (Call 05/15/20)(a)	EUR	300	337,605
Belden Inc., 3.88%, 03/15/28 (Call 03/06/23)(a)	EUR	150	178,331
Chemours Co. (The), 4.00%, 05/15/26 (Call 05/15/21)	EUR	100	105,255
Coty Inc., 4.75%, 04/15/26 (Call 04/15/21)(a)	EUR	100	110,116
Crown European Holdings SA
2.25%, 02/01/23 (Call 11/01/22)(a)	EUR	100	117,743
2.63%, 09/30/24 (Call 03/30/24)(a)	EUR	125	150,467
2.88%, 02/01/26 (Call 08/01/25)(a)	EUR	100	120,701
3.38%, 05/15/25 (Call 11/15/24)(a)	EUR	100	123,626
Darling Global Finance BV, 3.63%, 05/15/26 (Call 05/15/21)(a)	EUR	100	117,849
Energizer Gamma Acquisition BV, 4.63%, 07/15/26 (Call 07/15/21)(a)	EUR	100	116,267
Equinix Inc.
2.88%, 10/01/25 (Call 10/01/20)	EUR	150	173,565
2.88%, 02/01/26 (Call 02/01/21)	EUR	300	348,469
Hanesbrands Finance Luxembourg SCA, 3.50%, 06/15/24 (Call 03/15/24)(a)	EUR	100	123,951
Hertz Holdings Netherlands BV, 5.50%, 03/30/23 (Call 03/30/20)(a)	EUR	100	116,677
Infor U.S. Inc., 5.75%, 05/15/22 (Call 05/15/20)	EUR	100	112,758
International Game Technology PLC
3.50%, 07/15/24 (Call 01/15/24)(a)	EUR	125	150,680
4.75%, 03/05/20(a)	EUR	100	114,291
IQVIA Inc.
2.88%, 09/15/25 (Call 09/15/20)(a)	EUR	100	114,734
3.25%, 03/15/25 (Call 03/15/20)(a)	EUR	250	285,677
3.50%, 10/15/24 (Call 10/15/19)(a)	EUR	100	113,674
Iron Mountain UK PLC, 3.88%, 11/15/25 (Call 11/15/20)(a)	GBP	100	121,123
Levi Strauss & Co., 3.38%, 03/15/27 (Call 03/15/22)	EUR	100	117,865
Liberty Mutual Group Inc., 3.63%, 05/23/59 (Call 05/23/24)(a)(e)	EUR	100	116,447
LKQ European Holdings BV
3.63%, 04/01/26 (Call 04/01/21)(a)	EUR	100	116,872
4.13%, 04/01/28 (Call 04/01/23)(a)	EUR	100	121,848
LKQ Italia Bondco SpA, 3.88%, 04/01/24 (Call 01/01/24)(a)	EUR	100	123,561
Mauser Packaging Solutions Holding Co., 4.75%, 04/15/24 (Call 04/15/20)(a)	EUR	100	114,663
MPT Operating Partnership LP/MPT Finance Corp.
3.33%, 03/24/25 (Call 12/24/24)	EUR	100	123,510
4.00%, 08/19/22 (Call 05/19/22)	EUR	100	123,240
Netflix Inc.
3.63%, 05/15/27	EUR	250	298,660
3.88%, 11/15/29(a)	EUR	200	239,069
4.63%, 05/15/29(a)	EUR	200	251,982
OI European Group BV
3.13%, 11/15/24 (Call 08/15/24)(a)	EUR	100	121,603
4.88%, 03/31/21(a)	EUR	100	119,682

Security		Par/ Shares (000)	Value

United States (continued)
Panther BF Aggregator 2 LP/Panther Finance Co. Inc., 4.38%, 05/15/26 (Call 05/15/22)(a)	EUR	125	$142,564
Refinitiv U.S. Holdings Inc., 4.50%, 05/15/26 (Call 11/15/21)(a)	EUR	250	298,699
Scientific Games International Inc., 5.50%, 02/15/26 (Call 02/15/21)(a)	EUR	100	109,171
Sealed Air Corp., 4.50%, 09/15/23 (06/15/23)(a)	EUR	100	126,587
Silgan Holdings Inc., 3.25%, 03/15/25 (Call 03/15/20)	EUR	100	114,489
Spectrum Brands Inc., 4.00%, 10/01/26 (10/01/21)(a)	EUR	100	118,074
Tenneco Inc., 5.00%, 07/15/24 (Call 07/15/20)(a)	EUR	100	107,936
WMG Acquisition Corp., 3.63%, 10/15/26 (Call 10/15/21)(a)	EUR	100	119,146

			7,253,194

Total Corporate Bonds & Notes — 97.8% (Cost: $42,276,619)			39,590,959

Common Stocks

South Africa — 0.0%
Sentry Holdings Ltd. Class A(d)		0	—

United Kingdom — 0.0%
New Look Retails Holdings Ltd.		53	6,878

Total Common Stocks — 0.0% (Cost: $159,437)			6,878

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(g)(h)		3	3,000

Total Short-Term Investments — 0.0% (Cost: $3,000)			3,000

Total Investments in Securities — 97.8% (Cost: $42,439,056)			39,600,837

Other Assets, Less Liabilities — 2.2%			879,384

Net Assets — 100.0%			$40,480,221

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® International High Yield Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 07/31/19 (000)	Value at 07/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	13	(10)	3	$3,000	$586	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total

Investments
Assets
Corporate Bonds & Notes	$—	$39,590,955	$4		$39,590,959
Common Stocks	6,878	—	0	(a)	6,878
Money Market Funds	3,000	—	—		3,000

	$9,878	$39,590,955	$4		$39,600,837

(a)	Rounds to less than $1.

Currency Abbreviations

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound